Derivative Financial Instruments (Details) - USD ($)		12 Months Ended
	Sep. 24, 2020	Dec. 31, 2023	Dec. 31, 2022
Derivative Financial Instruments [Line Items]
Long term fixed interest rate	$ 200,000,000
Investors with a face value	$ 1
Change in fair value of derivative financial instrument		$ (3,653,296)	$ 3,840,379
Private Investors [Member]
Derivative Financial Instruments [Line Items]
Issue price (in Dollars per share)	$ 0.95